Reporting entity (Narrative) (Details) - Copper Mountain Mine (BC) Ltd. [Member]	1 Months Ended
	Jan. 31, 2024	Jun. 20, 2023
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	75.00%	75.00%
Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary		75.00%
Mitsubishi Materials Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held by non-controlling interests		25.00%